Commitments and Contingencies - Narrative (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loss Contingencies [Line Items]
Rent expense		$ 21,300,000	$ 20,300,000	$ 19,400,000
Purchase price of receivable portfolios		3,100,000,000
Purchase price		525,600,000
Estimated fair value, liability		$ 0
Consent Order, Consumer Finance Protection Bureau
Loss Contingencies [Line Items]
After-tax expense related to settlement	$ 43,000,000